Eaton Vance Parametric Structured International Equity Fund
Fund Summary
Investment Objective
The Fund’s investment objective is to seek long-term capital apprecation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 11 of this Prospectus and page 22 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Parametric Structured International Equity Fund	Eaton Vance Parametric Structured International Equity Fund, Class A	Eaton Vance Parametric Structured International Equity Fund, Class C	Eaton Vance Parametric Structured International Equity Fund, Class I
Shareholder Fees Column [Text]	Class A	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Eaton Vance Parametric Structured International Equity Fund		Eaton Vance Parametric Structured International Equity Fund, Class A	Eaton Vance Parametric Structured International Equity Fund, Class C	Eaton Vance Parametric Structured International Equity Fund, Class I
Operating Expenses Column [Text]		Class A	Class C	Class I
Management Fees		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%
Other Expenses		1.02%	1.02%	1.02%
Total Annual Fund Operating Expenses		2.22%	2.97%	1.97%
Expense Reimbursement	[1]	(0.72%)	(0.72%)	(0.72%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.50%	2.25%	1.25%
[1]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through May 31, 2012. Any amendments to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expenses with Redemption
Expense Example Eaton Vance Parametric Structured International Equity Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Parametric Structured International Equity Fund, Class A	Class A shares	719	1,164	1,634	2,930
Eaton Vance Parametric Structured International Equity Fund, Class C	Class C shares	328	851	1,499	3,239
Eaton Vance Parametric Structured International Equity Fund, Class I	Class I shares	127	549	996	2,238

Expenses without Redemption
Expense Example,No Redemption Eaton Vance Parametric Structured International Equity Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Eaton Vance Parametric Structured International Equity Fund, Class A	Class A shares	719	1,164	1,634	2,930
Eaton Vance Parametric Structured International Equity Fund, Class C	Class C shares	228	851	1,499	3,239
Eaton Vance Parametric Structured International Equity Fund, Class I	Class I shares	127	549	996	2,238

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities (the “80% Policy”). The Fund invests primarily in companies domiciled in developed markets outside of the United States, including securities trading in the form of depositary receipts. The Fund invests primarily in common stocks of companies domiciled in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index. The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-two countries. The Fund may invest in securities of smaller, less seasoned companies. The Fund intends to invest in not less than five different countries and more than 25% of the Fund’s total assets may be denominated in any single currency.

The Fund may engage in derivative transactions and expects to use derivates primarily to attempt to mitigate the adverse effects of foreign currency fluctuations during the period between the purchase of a security and its settlement, through the use of foreign currency exchange contracts. The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund seeks to employ a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among developed markets outside of the United States, economic sectors and issuers. This strategy utilitizes targeted allocation and periodic rebalancing to take advantage of certain quantitative and behavioral characteristics of developed markets identified by the portfolio managers. The portfolio managers select and allocate across countries based on factors such as market capitalization, volatility, correlation to other markets, liquidity, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is the Fund intends to allocate its portfolio holdings to more developed markets outside of the United States rather than fewer developed markets. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented developed markets. The Fund’s country allocations are rebalanced periodically to their target weights which has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries that have underperformed. The Fund seeks to maintain exposure across key economic sectors, such as technology, telecommunications, utilities, health care, energy, materials, consumer staples, consumer discretionary, industrials and financials. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers use an optimization model to select individual securities as representatives of their countries and economic sectors with the objective of minimizing portfolio risk and maintaining broad diversification.

Principal Risks

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Smaller Companies Risk. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than soley to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund’s strategy is highly dependent on a quantitatively-based country weighting process, a structured sector allocation and a proprietary disciplined rebalancing model that generally has not been independently tested or otherwise reviewed. Securities and exposures selected using this proprietary strategy may be weighted differently than in capitalization-weighted indices and therefore may differ in relative contribution to performance.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance
Performance history will be available for the Fund after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2011
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2011
Prospectus Date	rr_ProspectusDate	Jun 1, 2011
Eaton Vance Parametric Structured International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital apprecation.
Fees and Expenses of the Fund	evmft745463_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 11 of this Prospectus and page 22 of the Fund's Statement of Additional Information.
Expense Breakpoint Discounts	evmft745463_ExpenseBreakpointDiscountsAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 11 of this Prospectus and page 22 of the Fund's Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2012
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Expenses with Redemption
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Expenses without Redemption
Portfolio Turnover	evmft745463_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities (the “80% Policy”). The Fund invests primarily in companies domiciled in developed markets outside of the United States, including securities trading in the form of depositary receipts. The Fund invests primarily in common stocks of companies domiciled in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index. The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-two countries. The Fund may invest in securities of smaller, less seasoned companies. The Fund intends to invest in not less than five different countries and more than 25% of the Fund’s total assets may be denominated in any single currency.

The Fund may engage in derivative transactions and expects to use derivates primarily to attempt to mitigate the adverse effects of foreign currency fluctuations during the period between the purchase of a security and its settlement, through the use of foreign currency exchange contracts. The Fund may also invest in other pooled investment vehicles and may lend its securities.

The Fund seeks to employ a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among developed markets outside of the United States, economic sectors and issuers. This strategy utilitizes targeted allocation and periodic rebalancing to take advantage of certain quantitative and behavioral characteristics of developed markets identified by the portfolio managers. The portfolio managers select and allocate across countries based on factors such as market capitalization, volatility, correlation to other markets, liquidity, and perceived risk and potential for growth. The Fund maintains a bias to broad inclusion; that is the Fund intends to allocate its portfolio holdings to more developed markets outside of the United States rather than fewer developed markets. Relative to capitalization-weighted country indexes, individual country allocation targets emphasize the less represented developed markets. The Fund’s country allocations are rebalanced periodically to their target weights which has the effect of reducing exposure to countries with strong relative performance and increasing exposure to countries that have underperformed. The Fund seeks to maintain exposure across key economic sectors, such as technology, telecommunications, utilities, health care, energy, materials, consumer staples, consumer discretionary, industrials and financials. Relative to capitalization-weighted country indexes, the portfolio managers target weights to these sectors to emphasize the less represented sectors. The portfolio managers use an optimization model to select individual securities as representatives of their countries and economic sectors with the objective of minimizing portfolio risk and maintaining broad diversification.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in a diversified portfolio of equity securities (the “80% Policy”). The Fund invests primarily in companies domiciled in developed markets outside of the United States, including securities trading in the form of depositary receipts. The Fund invests primarily in common stocks of companies domiciled in countries represented in the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index. The MSCI EAFE Index is an unmanaged index of approximately 1,000 companies located in twenty-two countries. The Fund may invest in securities of smaller, less seasoned companies. The Fund intends to invest in not less than five different countries and more than 25% of the Fund’s total assets may be denominated in any single currency.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Equity Investing Risk. The Fund’s shares are sensitive to stock market volatility and the stocks in which the Fund invests may be more volatile than the stock market as a whole. The prices of stocks may decline in response to conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations, as well as issuer or sector specific events. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines, the value of Fund shares will also likely decline and, although stock values can rebound, there is no assurance that values will return to previous levels.

Foreign Investment Risk. Because the Fund invests a significant portion of its assets in foreign instruments, the value of Fund shares can be adversely affected by changes in currency exchange rates and political and economic developments abroad. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities including political and economic risks.

Smaller Companies Risk. Smaller, less seasoned companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk. Smaller companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group, or lack substantial capital reserves or an established performance record. There is generally less publicly available information about such companies than for larger, more established companies.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a position or security, rather than soley to hedge the risk of a position or security held by the Fund. Derivatives for hedging purposes may not reduce risk if they are not sufficiently correlated to the position being hedged. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivatives counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Securities Lending Risk. Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of Fund shares may fall and there may be a delay in recovering the loaned securities. The value of Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the investment adviser is unable to reinvest cash collateral at rates that exceed the costs involved.

Risks Associated with Quantitative Management. The Fund relies on its investment adviser to achieve its investment objective. The investment adviser uses quantitative investment techniques and analyses in making investment decisions for the Fund, but there can be no assurance that these will achieve the desired results. The Fund’s strategy is highly dependent on a quantitatively-based country weighting process, a structured sector allocation and a proprietary disciplined rebalancing model that generally has not been independently tested or otherwise reviewed. Securities and exposures selected using this proprietary strategy may be weighted differently than in capitalization-weighted indices and therefore may differ in relative contribution to performance.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. In general, the Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets will change as Fund assets increase and decrease, and the Fund’s Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.
Performance	evmft745463_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the Fund after the Fund has been in operation for one calendar year.
Eaton Vance Parametric Structured International Equity Fund | Eaton Vance Parametric Structured International Equity Fund, Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAISX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.22%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.50%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleYear01	719
3 Years	rr_ExpenseExampleYear03	1,164
5 Years	rr_ExpenseExampleYear05	1,634
10 Years	rr_ExpenseExampleYear10	2,930
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	719
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,164
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,634
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,930
Eaton Vance Parametric Structured International Equity Fund | Eaton Vance Parametric Structured International Equity Fund, Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ECISX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.97%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleYear01	328
3 Years	rr_ExpenseExampleYear03	851
5 Years	rr_ExpenseExampleYear05	1,499
10 Years	rr_ExpenseExampleYear10	3,239
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	228
3 Years	rr_ExpenseExampleNoRedemptionYear03	851
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,499
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,239
Eaton Vance Parametric Structured International Equity Fund | Eaton Vance Parametric Structured International Equity Fund, Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EIISX
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	1.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)	[1]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.25%
Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	549
5 Years	rr_ExpenseExampleYear05	996
10 Years	rr_ExpenseExampleYear10	2,238
Expenses without Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	549
5 Years	rr_ExpenseExampleNoRedemptionYear05	996
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,238

[1]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares. This expense reimbursement will continue through May 31, 2012. Any amendments to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses, interest expenses, taxes or litigation expenses. Amounts reimbursed may be subject to recoupment during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.